UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2018

Item 1.

Schedule of Investments

Consolidated Quarterly Holdings Report
for

Fidelity® Global Strategies Fund

February 28, 2018

DYS-QTLY-0418
1.852678.110

Consolidated Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 68.3%
	Shares	Value
Diversified Emerging Markets Funds - 11.9%
Fidelity Emerging Markets Fund (a)	308,854	$10,269,392
iShares Core MSCI Emerging Markets ETF	175,914	10,190,698

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		20,460,090

Europe Stock Funds - 4.3%
Fidelity Europe Fund (a)	175,824	7,396,910
Foreign Large Blend Funds - 5.1%
Fidelity Pacific Basin Fund (a)	246,217	8,792,400
Japan Stock Funds - 7.2%
Fidelity Japan Smaller Companies Fund (a)	637,374	12,339,558
Large Growth Funds - 23.7%
Fidelity Contrafund (a)	126,740	16,324,117
Fidelity Stock Selector All Cap Fund (a)	539,049	24,246,436

TOTAL LARGE GROWTH FUNDS		40,570,553

Mid-Cap Value Funds - 14.1%
Fidelity Low-Priced Stock Fund (a)	443,138	24,097,828
Sector Funds - Natural Resources - 2.0%
Fidelity Global Commodity Stock Fund (a)	259,851	3,370,271
TOTAL EQUITY FUNDS
(Cost $106,617,244)		117,027,610

Fixed-Income Funds - 14.2%
Inflation-Protected Bond Funds - 6.1%
iShares Barclays TIPS Bond ETF	92,625	10,366,590
Long Government Bond Funds - 8.1%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	708,830	8,803,667
iShares 20+ Year Treasury Bond ETF (b)	42,682	5,068,488

TOTAL LONG GOVERNMENT BOND FUNDS		13,872,155

TOTAL FIXED-INCOME FUNDS
(Cost $24,832,184)		24,238,745

Other - 2.1%
Commodity Funds - Broad Basket - 2.1%
iPath Dow Jones-UBS Commodity Index Total Return ETN (issued by Barclays Bank PLC, maturity date 6/12/36) (c)
(Cost $3,533,378)	147,353	3,608,675

Money Market Funds - 17.7%
Fidelity Cash Central Fund, 1.41% (d)	26,489,771	26,495,069
Fidelity Securities Lending Cash Central Fund 1.42% (d)(e)	3,856,264	3,856,650
TOTAL MONEY MARKET FUNDS
(Cost $30,351,687)		30,351,719
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $165,334,493)		175,226,749
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(4,023,100)
NET ASSETS - 100%		$171,203,649

Security Type Abbreviations

ETF – Exchange-Traded Fund

ETN – Exchange-Traded Note

Legend

 (a) Affiliated Fund

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	64,528
Fidelity Securities Lending Cash Central Fund	63,739
Total	$128,267

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital Appreciation Fund	$4,721,149	$--	$4,884,323	$--	$(100,778)	$263,952	$--
Fidelity Contrafund	--	16,387,301	869,000	956,199	(745)	806,561	16,324,117
Fidelity Emerging Markets Fund	7,552,276	2,291,952	1,304,000	61,952	72,614	1,656,550	10,269,392
Fidelity Europe Fund	8,983,675	11,999,530	14,823,000	308,270	882,923	353,782	7,396,910
Fidelity Event Driven Opportunities Fund	5,879,960	103,268	6,245,717	103,268	1,620,252	(1,357,763)	--
Fidelity Global Commodity Stock Fund	--	3,443,984	333,000	49,984	17,489	241,798	3,370,271
Fidelity International Capital Appreciation Fund	7,708,195	--	7,939,720	--	1,197,309	(965,784)	--
Fidelity Investments Money Market Government Portfolio Institutional Class 1.30%	189,219	264	189,483	265	--	--	--
Fidelity Japan Smaller Companies Fund	6,775,345	5,357,951	1,031,000	576,951	11,408	1,225,854	12,339,558
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	9,302,664	--	100,665	--	(498,997)	8,803,667
Fidelity Low-Priced Stock Fund	--	25,512,141	1,512,000	1,590,836	20,285	77,402	24,097,828
Fidelity Mid-Cap Stock Fund	9,081,441	218,969	9,393,461	218,969	(186,558)	279,609	--
Fidelity OTC Portfolio	7,941,572	--	8,207,172	--	2,012,461	(1,746,861)	--
Fidelity Pacific Basin Fund	6,381,628	7,725,736	6,999,000	616,523	608,412	1,075,624	8,792,400
Fidelity Real Estate Income Fund	3,556,503	38,002	3,621,597	38,002	762,132	(735,040)	--
Fidelity Stock Selector All Cap Fund	--	24,141,405	1,180,000	757,346	15,027	1,270,004	24,246,436
Fidelity Value Discovery Fund	9,158,188	--	9,566,732	--	1,611,620	(1,203,076)	--
Fidelity Value Strategies Fund	7,715,619	--	8,109,738	--	161,423	232,696	--
Total	$85,644,770	$106,523,167	$86,208,943	$5,379,230	$8,705,274	$976,311	$115,640,579

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Dynamic Strategies Cayman, Ltd.	$3,960,521	$3,500,000	$4,047,000	$(471,117)	$689,446	$3,631,850

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of February 28, 2018, the Fund held $3,631,850 in the Subsidiary, representing 2.1% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2018